CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for credit losses	$ 96,953	$ 93,077	$ 95,542	$ 102,215	$ 100,420	$ 101,953	$ 122,320	$ 106,673
Restricted cash	614,936		858,825			784,508
Receivables, less allowance for credit losses of $81,667 as of June 30, 2015, and $78,960 and $75,292 as of December 31, 2014 and 2013, respectively	12,276,196		12,789,027			12,183,281
Equipment on operating leases, net	1,658,124		1,458,325			974,307
TOTAL	15,378,336		15,909,565			14,986,704	$ 13,346,529
Short-term debt (including current maturities of long-term debt)	4,579,772		4,632,208			4,289,189
Long-term debt	8,525,750		8,193,039			8,345,588
Total liabilities	13,811,357		14,333,633			13,476,287
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	81,667		78,960			75,292
Restricted cash	614,835		858,725			784,407
Receivables, less allowance for credit losses of $81,667 as of June 30, 2015, and $78,960 and $75,292 as of December 31, 2014 and 2013, respectively	9,215,112		9,266,204			9,493,634
Equipment on operating leases, net			83,195			115,512
TOTAL	9,829,947		10,208,124			10,393,553
Short-term debt (including current maturities of long-term debt)	3,829,772		3,853,058			4,194,045
Long-term debt	5,478,796		5,839,213			5,796,434
Total liabilities	$ 9,308,568		$ 9,692,271			$ 9,990,479